Fund summary
Goal
Putnam Global Income Trust seeks high current income.
Preservation of capital and long-term total return are secondary objectives, but only to the extent consistent with the objective of seeking high current income.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in class A shares or $50,000 in class M shares of Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 15 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Shareholder fees (fees paid directly from your investment)
Shareholder Fees Putnam Global Income Trust	Class A Shares		Class B Shares		Class C Shares	Class M Shares		Class R Shares	Class Y Shares
Shareholder Fees Column [Text]	Class A		Class B		Class C	Class M		Class R	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.00%		none		none	3.25%		none	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	none	[1]	5.00%	[2]	1.00%	none	[1]	none	none
[1]	A deferred sales charge of 1.00% on class A shares and of 0.40% on class M shares may be imposed on certain redemptions of shares bought without an initial sales charge.
[2]	This charge is phased out over six years.

Annual Fund Operating Expenses		Putnam Global Income Trust	Putnam Global Income Trust Class A Shares	Putnam Global Income Trust Class B Shares	Putnam Global Income Trust Class C Shares	Putnam Global Income Trust Class M Shares	Putnam Global Income Trust Class R Shares	Putnam Global Income Trust Class Y Shares
Operating Expenses Caption [Text]	[1]	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Share class			Class A	Class B	Class C	Class M	Class R	Class Y
Management fees			0.55%	0.55%	0.55%	0.55%	0.55%	0.55%
Distribution and service (12b-1) fees			0.25%	1.00%	1.00%	0.50%	0.50%
Other expenses			0.34%	0.34%	0.34%	0.34%	0.34%	0.34%
Total annual fund operating expenses			1.14%	1.89%	1.89%	1.39%	1.39%	0.89%
[1]	Restated to reflect projected expenses under a management contract effective 1/1/2010.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example Putnam Global Income Trust (USD $)	Class A Shares	Class B Shares	Class C Shares	Class M Shares	Class R Shares	Class Y Shares
Share class	Class A	Class B	Class C	Class M	Class R	Class Y
1 year	512	692	292	462	142	91
3 years	748	894	594	751	440	284
5 years	1,003	1,221	1,021	1,061	761	493
10 years	1,731	2,016	2,212	1,939	1,669	1,096

Expense Example, No Redemption Putnam Global Income Trust (USD $)	Class B Shares	Class C Shares
Share class	Class B (no redemption)	Class C (no redemption)
1 year	192	192
3 years	594	594
5 years	1,021	1,021
10 years	2,016	2,212

Portfolio turnover
The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 79%.
Investments
For this “non-diversified” fund, we invest mainly in bonds and securitized debt instruments (such as mortgage-backed investments) that are obligations of companies and governments worldwide; that are investment-grade in quality; and that have intermediate- to long-term maturities (three years or longer). We may also invest in bonds that are below investment-grade in quality (sometimes referred to as “junk bonds”). We may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments. We may also use derivatives, such as futures, options, certain foreign currency transactions and swap contracts, for both hedging and non-hedging purposes.
Risks

It is important to understand that you can lose money by investing in the fund.

The prices of bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer or industry. The risks associated with bond investments include interest rate risk, which means the prices of the fund’s investments are likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the fund’s investments may default on payment of interest or principal. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments may carry risks associated with potentially less stable economies or governments, such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation. International investments, particularly emerging-market investments, can be illiquid. Mortgage-backed investments carry the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. We may have to invest the proceeds from prepaid investments, including mortgage-backed investments, in other investments with less attractive terms and yields. The fund’s “non-diversified” status, which means the fund may invest in fewer issuers than a “diversified” fund, can increase the fund’s vulnerability to adverse developments affecting a single industry or issuer, which may result in greater losses and volatility for the fund. Our use of derivatives may increase these risks by, for example, increasing investment exposure or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Annual total returns For class A shares before sales charges

Best calendar quarter Q2 2009 16.86% Worst calendar quarter Q4 2008 -9.99%
Average annual total returns after sales charges (for periods ending 12/31/10)
Average Annual Total Returns	Share class	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	5 years	10 years
Putnam Global Income Trust Class A Shares before taxes	Class A	before taxes		5.82%	7.67%	7.29%
Putnam Global Income Trust Class A Shares after taxes on distributions	Class A	after taxes on distributions		2.99%	5.06%	5.16%
Putnam Global Income Trust Class A Shares after taxes on distributions and sale of fund shares	Class A	after taxes on distributions and sale of fund shares		3.69%	4.98%	5.00%
Putnam Global Income Trust Class B Shares before taxes	Class B	before taxes		4.34%	7.45%	6.94%
Putnam Global Income Trust Class C Shares before taxes	Class C	before taxes		8.39%	7.74%	6.93%
Putnam Global Income Trust Class M Shares before taxes	Class M	before taxes		6.32%	7.56%	7.12%
Putnam Global Income Trust Class R Shares before taxes	Class R	before taxes		9.88%	8.28%	7.47%
Putnam Global Income Trust Class Y Shares before taxes	Class Y	before taxes		10.43%	8.82%	7.87%
Barclays Capital Global Aggregate Bond Index		Barclays Capital Global Aggregate Bond Index	(no deduction for fees, expenses or taxes)	5.54%	6.66%	6.73%

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance does not reflect conversion to class A shares.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2010
Registrant Name	dei_EntityRegistrantName	PUTNAM GLOBAL INCOME TRUST
Central Index Key	dei_EntityCentralIndexKey	0000794614
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Feb 28, 2011
Prospectus Date	rr_ProspectusDate	Feb 28, 2011
Putnam Global Income Trust
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund summary
Objective [Heading]	rr_ObjectiveHeading	Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Putnam Global Income Trust seeks high current income.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Preservation of capital and long-term total return are secondary objectives, but only to the extent consistent with the objective of seeking high current income.
Fees and expenses	pgit794614_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in class A shares or $50,000 in class M shares of Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 15 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Expense Breakpoint Discounts	pgit794614_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in class A shares or $50,000 in class M shares of Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 15 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual fund operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)	[1]
Expense Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Portfolio Turnover	pgit794614_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 79%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	79.00%
Strategy [Heading]	rr_StrategyHeading	Investments
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	For this “non-diversified” fund, we invest mainly in bonds and securitized debt instruments (such as mortgage-backed investments) that are obligations of companies and governments worldwide; that are investment-grade in quality; and that have intermediate- to long-term maturities (three years or longer). We may also invest in bonds that are below investment-grade in quality (sometimes referred to as “junk bonds”). We may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments. We may also use derivatives, such as futures, options, certain foreign currency transactions and swap contracts, for both hedging and non-hedging purposes.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	For this “non-diversified” fund, we invest mainly in bonds and securitized debt instruments (such as mortgage-backed investments) that are obligations of companies and governments worldwide; that are investment-grade in quality; and that have intermediate- to long-term maturities (three years or longer). We may also invest in bonds that are below investment-grade in quality (sometimes referred to as “junk bonds”).
Risk [Heading]	rr_RiskHeading	Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is important to understand that you can lose money by investing in the fund.

The prices of bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer or industry. The risks associated with bond investments include interest rate risk, which means the prices of the fund’s investments are likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the fund’s investments may default on payment of interest or principal. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments may carry risks associated with potentially less stable economies or governments, such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation. International investments, particularly emerging-market investments, can be illiquid. Mortgage-backed investments carry the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. We may have to invest the proceeds from prepaid investments, including mortgage-backed investments, in other investments with less attractive terms and yields. The fund’s “non-diversified” status, which means the fund may invest in fewer issuers than a “diversified” fund, can increase the fund’s vulnerability to adverse developments affecting a single industry or issuer, which may result in greater losses and volatility for the fund. Our use of derivatives may increase these risks by, for example, increasing investment exposure or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is important to understand that you can lose money by investing in the fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The fund’s “non-diversified” status, which means the fund may invest in fewer issuers than a “diversified” fund, can increase the fund’s vulnerability to adverse developments affecting a single industry or issuer, which may result in greater losses and volatility for the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance	pgit794614_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the impact of sales charges. If it did, performance would be lower.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please remember that past performance is not necessarily an indication of future results.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Monthly performance figures for the fund are available at putnam.com
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	putnam.com
Annual total returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual total returns For class A shares before sales charges
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best calendar quarter Q2 2009 16.86% Worst calendar quarter Q4 2008 -9.99%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.86%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.99%)
Average annual total returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total returns after sales charges (for periods ending 12/31/10)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance does not reflect conversion to class A shares.

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for class A shares only and will vary for other classes.
Putnam Global Income Trust | Class A Shares
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.00%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none	[2]
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class A
Management fees	rr_ManagementFeesOverAssets	0.55%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.34%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.14%
Expense Example	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class A
1 year	rr_ExpenseExampleYear01	512
3 years	rr_ExpenseExampleYear03	748
5 years	rr_ExpenseExampleYear05	1,003
10 years	rr_ExpenseExampleYear10	1,731
Annual total returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	0.29%
2002	rr_AnnualReturn2002	16.19%
2003	rr_AnnualReturn2003	15.24%
2004	rr_AnnualReturn2004	9.49%
2005	rr_AnnualReturn2005	(4.96%)
2006	rr_AnnualReturn2006	6.48%
2007	rr_AnnualReturn2007	8.03%
2008	rr_AnnualReturn2008	(15.16%)
2009	rr_AnnualReturn2009	40.10%
2010	rr_AnnualReturn2010	10.22%
Putnam Global Income Trust | Class B Shares
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[3]
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class B
Management fees	rr_ManagementFeesOverAssets	0.55%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.34%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.89%
Expense Example	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class B
1 year	rr_ExpenseExampleYear01	692
3 years	rr_ExpenseExampleYear03	894
5 years	rr_ExpenseExampleYear05	1,221
10 years	rr_ExpenseExampleYear10	2,016
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Share class	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B (no redemption)
1 year	rr_ExpenseExampleNoRedemptionYear01	192
3 years	rr_ExpenseExampleNoRedemptionYear03	594
5 years	rr_ExpenseExampleNoRedemptionYear05	1,021
10 years	rr_ExpenseExampleNoRedemptionYear10	2,016
Putnam Global Income Trust | Class C Shares
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class C
Management fees	rr_ManagementFeesOverAssets	0.55%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.34%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.89%
Expense Example	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class C
1 year	rr_ExpenseExampleYear01	292
3 years	rr_ExpenseExampleYear03	594
5 years	rr_ExpenseExampleYear05	1,021
10 years	rr_ExpenseExampleYear10	2,212
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Share class	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C (no redemption)
1 year	rr_ExpenseExampleNoRedemptionYear01	192
3 years	rr_ExpenseExampleNoRedemptionYear03	594
5 years	rr_ExpenseExampleNoRedemptionYear05	1,021
10 years	rr_ExpenseExampleNoRedemptionYear10	2,212
Putnam Global Income Trust | Class M Shares
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class M
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.25%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none	[2]
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class M
Management fees	rr_ManagementFeesOverAssets	0.55%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.34%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.39%
Expense Example	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class M
1 year	rr_ExpenseExampleYear01	462
3 years	rr_ExpenseExampleYear03	751
5 years	rr_ExpenseExampleYear05	1,061
10 years	rr_ExpenseExampleYear10	1,939
Putnam Global Income Trust | Class R Shares
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class R
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class R
Management fees	rr_ManagementFeesOverAssets	0.55%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.34%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.39%
Expense Example	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class R
1 year	rr_ExpenseExampleYear01	142
3 years	rr_ExpenseExampleYear03	440
5 years	rr_ExpenseExampleYear05	761
10 years	rr_ExpenseExampleYear10	1,669
Putnam Global Income Trust | Class Y Shares
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Annual fund operating expenses	rr_OperatingExpensesAbstract
Share class	rr_OperatingExpensesColumnName	Class Y
Management fees	rr_ManagementFeesOverAssets	0.55%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	0.34%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.89%
Expense Example	rr_ExpenseExampleAbstract
Share class	rr_ExpenseExampleByYearColumnName	Class Y
1 year	rr_ExpenseExampleYear01	91
3 years	rr_ExpenseExampleYear03	284
5 years	rr_ExpenseExampleYear05	493
10 years	rr_ExpenseExampleYear10	1,096
Putnam Global Income Trust | Class A Shares | before taxes
Average annual total returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	before taxes
1 year	rr_AverageAnnualReturnYear01	5.82%
5 years	rr_AverageAnnualReturnYear05	7.67%
10 years	rr_AverageAnnualReturnYear10	7.29%
Putnam Global Income Trust | Class B Shares | before taxes
Average annual total returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class B
Label	rr_AverageAnnualReturnLabel	before taxes
1 year	rr_AverageAnnualReturnYear01	4.34%
5 years	rr_AverageAnnualReturnYear05	7.45%
10 years	rr_AverageAnnualReturnYear10	6.94%
Putnam Global Income Trust | Class C Shares | before taxes
Average annual total returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class C
Label	rr_AverageAnnualReturnLabel	before taxes
1 year	rr_AverageAnnualReturnYear01	8.39%
5 years	rr_AverageAnnualReturnYear05	7.74%
10 years	rr_AverageAnnualReturnYear10	6.93%
Putnam Global Income Trust | Class M Shares | before taxes
Average annual total returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class M
Label	rr_AverageAnnualReturnLabel	before taxes
1 year	rr_AverageAnnualReturnYear01	6.32%
5 years	rr_AverageAnnualReturnYear05	7.56%
10 years	rr_AverageAnnualReturnYear10	7.12%
Putnam Global Income Trust | Class R Shares | before taxes
Average annual total returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class R
Label	rr_AverageAnnualReturnLabel	before taxes
1 year	rr_AverageAnnualReturnYear01	9.88%
5 years	rr_AverageAnnualReturnYear05	8.28%
10 years	rr_AverageAnnualReturnYear10	7.47%
Putnam Global Income Trust | Class Y Shares | before taxes
Average annual total returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class Y
Label	rr_AverageAnnualReturnLabel	before taxes
1 year	rr_AverageAnnualReturnYear01	10.43%
5 years	rr_AverageAnnualReturnYear05	8.82%
10 years	rr_AverageAnnualReturnYear10	7.87%
Putnam Global Income Trust | Class A Shares | after taxes on distributions
Average annual total returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	after taxes on distributions
1 year	rr_AverageAnnualReturnYear01	2.99%
5 years	rr_AverageAnnualReturnYear05	5.06%
10 years	rr_AverageAnnualReturnYear10	5.16%
Putnam Global Income Trust | Class A Shares | after taxes on distributions and sale of fund shares
Average annual total returns	rr_AverageAnnualReturnAbstract
Share class	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	after taxes on distributions and sale of fund shares
1 year	rr_AverageAnnualReturnYear01	3.69%
5 years	rr_AverageAnnualReturnYear05	4.98%
10 years	rr_AverageAnnualReturnYear10	5.00%
Barclays Capital Global Aggregate Bond Index
Average annual total returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital Global Aggregate Bond Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	5.54%
5 years	rr_AverageAnnualReturnYear05	6.66%
10 years	rr_AverageAnnualReturnYear10	6.73%

[1]	Restated to reflect projected expenses under a management contract effective 1/1/2010.
[2]	A deferred sales charge of 1.00% on class A shares and of 0.40% on class M shares may be imposed on certain redemptions of shares bought without an initial sales charge.
[3]	This charge is phased out over six years.